Document And Entity Information	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	OneStream, Inc.
Entity Central Index Key	0001889956
Entity Emerging Growth Company	true
Entity File Number	001-42187
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-3199478
Entity Address, Address Line One	191 N. Chester Street
Entity Address, City or Town	Birmingham
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48009
City Area Code	(248)
Local Phone Number	650-1490
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	OS
Security Exchange Name	NASDAQ